MAXIM SERIES FUND, INC.
8515 East Orchard Road
Greenwood Village, CO 80111

October 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Maxim Series Fund, Inc.
Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 101 (“Amendment No. 101”) to the above referenced registration statement filed on behalf of Maxim  Series Fund, Inc. (the “Fund”) pursuant to Rule 485(a)(1) under the Securities Act of 1933.

The purpose of Amendment No. 101 is to update the registration statement to reflect changes to the prospectuses for Maxim Putnam High Yield Bond Portfolio and Maxim MFS International Value Portfolio, and the Fund’s Statement of Additional Information, as a result of recent Sub-Adviser changes.

To assist the Commission staff, we are delivering a courtesy copy of Amendment No. 101, which is marked to reflect changes made since Post-Effective Amendment No. 97, filed on April 30, 2009, to Mr. Patrick Scott in the Office of Insurance Products.  To facilitate the Commission staff's review of Amendment No. 101, following is a summary of the changes giving rise to the need to file pursuant to Rule 485(a):

1.	Disclosure to reflect new principal investment strategies for Maxim Putnam High Yield Bond Portfolio (formerly Maxim High Yield Bond Portfolio).

2.	Disclosure to reflect new principal investment strategies for Maxim MFS International Value Portfolio (formerly Maxim Bernstein International Equity Portfolio).

Please direct any question or comment regarding Amendment No. 101 to me at (303) 737-4675, or to Ann Furman or Chip Lunde at Jorden Burt LLP, (202) 965-8130 and (202) 965-8139, respectively.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Assistant Vice President & Counsel
Great-West Life & Annuity Insurance Company

Enclosures

cc:           Patrick F. Scott, Office of Insurance Products, Division of Investment Management
Ann B. Furman, Esq.
Chip Lunde, Esq.